27. RELATED PARTY TRANSACTIONS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
George J. Coates [Member]
RELATED PARTY TRANSACTIONS
Compensation and benefits	$ 277,000	$ 299,000
Gregory Coates [Member]
RELATED PARTY TRANSACTIONS
Compensation and benefits	173,000	189,000
Bernadette Coates [Member]
RELATED PARTY TRANSACTIONS
Compensation and benefits	$ 77,000	$ 81,000